Preferred Units (Details Narrative) - shares		12 Months Ended
	Jan. 25, 2023	Feb. 28, 2023
Member Units [Member]
Exchange of preferred units	1,000,000	(1,000,000)
Member Units [Member] | Exchange Agreement [Member]
Exchange of preferred units	1,000,000
Preferred Units [Member]
Exchange of preferred units	400,000
Preferred Units [Member] | Exchange Agreement [Member]
Exchange of preferred units	400,000